Note 35 Gains or losses on financial assets and liabilities, hedge accounting and exchange differences net (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Gains or losses on financial assets and liabilities, hedge accounting and exchange differences net [Line Items]
Gains Or Losses On Derecognition Of Financial Assets And Liabilities Not Measured At Fair Value Through Profit Or Loss Net Available For Sale Financial AssetsLoss Net	€ 39	€ 121
Gains Losses On Financial Assets And Liabilities At Fair Value Through Profit Or Loss Classified As Held For Trading	11	463
Gains Losses On Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	(35)	280
Gains Losses On Financial Assets At Fair Value Through Profit Or Loss	348	96
Gains (losses) on hedging instrument, fair value hedges	16	(81)
Subtotal gains or losses in financial assets and liabilities net	379	878
Gains or losses on net exchange differences	716	206
Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences	1,095	1,084
Financial assets at amortised cost, category [member]
Gains or losses on financial assets and liabilities, hedge accounting and exchange differences net [Line Items]
Gains Or Losses On Derecognition Of Financial Assets And Liabilities Not Measured At Fair Value Through Profit Or Loss Net Available For Sale Financial AssetsLoss Net	8	5
Other financial assets and liabilities [Member]
Gains or losses on financial assets and liabilities, hedge accounting and exchange differences net [Line Items]
Gains Or Losses On Derecognition Of Financial Assets And Liabilities Not Measured At Fair Value Through Profit Or Loss Net Available For Sale Financial AssetsLoss Net	31	115
Reclassification of financial assets from fair value through other comprehensive income [Member]
Gains or losses on financial assets and liabilities, hedge accounting and exchange differences net [Line Items]
Gains Losses On Financial Assets And Liabilities At Fair Value Through Profit Or Loss Classified As Held For Trading	0	0
Gains Losses On Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	0	0
Reclassification of financial assets from amortized cost [Member]
Gains or losses on financial assets and liabilities, hedge accounting and exchange differences net [Line Items]
Gains Losses On Financial Assets And Liabilities At Fair Value Through Profit Or Loss Classified As Held For Trading	0	0
Gains Losses On Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	0	0
Other gains losses [Member]
Gains or losses on financial assets and liabilities, hedge accounting and exchange differences net [Line Items]
Gains Losses On Financial Assets And Liabilities At Fair Value Through Profit Or Loss Classified As Held For Trading	11	463
Gains Losses On Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	€ (35)	€ 280